Quantitative and qualitative disclosure about market risk - Additional Information (Details)			12 Months Ended
	May 16, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Concentration Risk [Line Items]
Provision for loan losses during the period			$ 1,390,000	$ 1,980,000	$ 190,000
Outstanding principal							$ 82,959,256
Accrued interest on loans							535,498
Cash and bank deposits			$ 3,480,000				500,000	$ 500,000
Maturiy term of time deposits			5 years
Subsequent event
Concentration Risk [Line Items]
Cash and bank deposits						$ 2,780,000
Mr. Or
Concentration Risk [Line Items]
Loan receivable		$ 0		0
Alpen Baruch Bank
Concentration Risk [Line Items]
Cash at bank			$ 580,000
Alpen Baruch Bank | Subsequent event
Concentration Risk [Line Items]
Cash at bank						$ 560,000
Alpen Baruch Bank | Mr. Or
Concentration Risk [Line Items]
Cash at bank		$ 6,740,000	$ 4,500,000	$ 6,740,000			$ 580,000	$ 860,000
Sales Revenue [Member] | Customer concentration | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage			17.00%	19.00%
Sales Revenue [Member] | Customer concentration | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Stockholders' Equity, Total [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk threshold percentage	2.30%			2.30%
Loans receivable | Customer One [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage			11.00%	16.00%
Loans receivable | Customer Two [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage			15.00%	15.00%
Loans receivable | Customer Three [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage			21.00%	39.90%
Loans receivable | Customer Four [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage			26.00%
Cost of revenue | Supplier concentration | Supplier one
Concentration Risk [Line Items]
Concentration risk percentage			15.00%